NOTE 1 - ORGANIZATION AND GOING CONCERN (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006
Research and Development Expense, Software (Excluding Acquired in Process Cost)				$ 213,000
Cumulative Earnings (Deficit)		17,401,262
Stock Issued During Period, Value, New Issues	$ 50	$ 2,629,497	$ 718,694	$ 170,050	$ 15,000	$ 172,625	$ 50